Changes in accounting policies - Impact of Adoption of IFRS 16 (Details) - CAD ($) $ in Millions	Mar. 29, 2020	Apr. 01, 2019	Mar. 31, 2019
Current assets
Other current assets	$ 35.9	$ 32.0	$ 32.9
Deferred income taxes	40.8	13.4	12.2
Intangible assets	161.7	150.1	155.6
Right-of-use assets	211.8	142.1	0.0
Current liabilities
Lease liabilities	35.9	19.2	0.0
Deferred income taxes	15.1	16.2	16.7
Lease liabilities	192.0	131.6	0.0
Other long-term liabilities	$ 4.6	4.6	13.1
Shareholders' equity
Retained earnings		274.8	$ 279.7
IFRS 16 initial application
Current assets
Other current assets		(0.9)
Deferred income taxes		0.0
Intangible assets		0.0
Right-of-use assets		136.6
Current liabilities
Lease liabilities		19.2
Deferred income taxes		0.0
Lease liabilities		131.6
Other long-term liabilities		(8.5)
Shareholders' equity
Retained earnings		(6.6)
Reclassification of initial direct costs
Current assets
Other current assets		0.0
Deferred income taxes		0.0
Intangible assets		(5.5)
Right-of-use assets		5.5
Current liabilities
Lease liabilities		0.0
Deferred income taxes		0.0
Lease liabilities		0.0
Other long-term liabilities		0.0
Shareholders' equity
Retained earnings		0.0
Income tax
Current assets
Other current assets		0.0
Deferred income taxes		1.2
Intangible assets		0.0
Right-of-use assets		0.0
Current liabilities
Lease liabilities		0.0
Deferred income taxes		(0.5)
Lease liabilities		0.0
Other long-term liabilities		0.0
Shareholders' equity
Retained earnings		$ 1.7